Net Loss per Share Attributable to Common Stockholders - Summary of Weighted Average Common Stock Outstanding Excluded From Computation of Diluted Net Loss Per Common Share (Details) - shares	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Dec. 31, 2022	Jan. 31, 2022
Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		241,238,877		240,184,189
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	1,293,750			158,773
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	16,220,756	5,794,517		5,316,251
Series Seed Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		18,396,744		18,396,744
Series A Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		31,994,570		31,994,570
Series B Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		53,829,898		53,829,898
Series C Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		42,249,398		42,249,398
Series C-1 Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		22,790,767		22,752,230
Series D Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		27,743,094		27,743,094
Series D-1 Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		11,756,606		11,756,606
Series D-2 Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		1,987,736		1,987,736
Series E Redeemable Convertible Preferred Stock [Member] | Preferred Stock (on an as-converted Basis) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		30,490,064		29,473,913
Common Stock Warrants [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	16,220,756	1,924,790		1,924,790
Series A Redeemable Convertible Preferred Stock Warrants [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		249,806		249,806
Series B Redeemable Convertible Preferred Stock Warrants [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		292,682		292,682
Series C-1 Redeemable Convertible Preferred Stock Warrants [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		1,247,369		1,296,700
Series E Redeemable Convertible Preferred Stock Warrants [Member] | Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share		2,079,870		1,552,273
Restricted Common Stock [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share				158,773
Sponsor Earn-out Shares [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	1,293,750
Common Stock Options Issued [Member] | Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	7,926,307	22,178,814	20,695,388
Common Stock Options Outstanding [Member] | Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	7,926,307	22,178,814	20,695,388
Restricted Stock Units Issued [Member] | Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	747,405
Restricted stock units outstanding [Member] | Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common stock outstanding excluded from computation of diluted net loss per common share	747,405